SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The Company's functional and reporting currency is the Canadian dollar.  The significant accounting policies are summarized below:

a)	Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.  As at December 31, 2013 and 2012 the Company has only cash on deposit.

b)	Mineral Claim Payments and Exploration Expenditures

The Company is engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Acquisition costs are initially capitalized when incurred.  The Company assesses the carrying amount of mineral property assets for impairment under the FASB ASC topic 360 at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs subsequently incurred to develop such properties are capitalized. Upon commercial production the carrying value will be amortized using the units-of-production method over the established life of the proven and probable reserves. If mineral properties are subsequently abandoned or impaired, any non-recoverable amount will be charged to operations.

c)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions of future events that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period.   Significant areas requiring the use of management estimates relate to allocations of expenditures to resource property interests, deferred tax disclosures, asset impairment tests, and determination of fair value transactions involving common stock, warrants, options, derivative liabilities, deferred tax balances and valuation allowances. Financial results as determined by actual events could differ from those estimates.

d)	Equipment

Equipment is stated at cost less accumulated depreciation.  Depreciation is calculated using the declining balance method as follows:

Office furniture                                                                                                                                                                                       20% on declining balance basis
Computer equipment                                                                                                                                                                             30% on declining balance basis

f)	Foreign Currency Translation

The functional currency of the Company is the Canadian dollar and these financial statements are presented in Canadian dollars unless otherwise noted.  Foreign denominated monetary assets and liabilities are translated to their Canadian dollar equivalents using foreign exchange rates in effect at the balance sheet date.  Non-monetary items are translated at historical exchange rates, except for items carried at market value, which are translated at the rate of exchange in effect at the balance sheet date.  Revenues and expenses are translated at average rates of exchange during the year.  Exchange gains and losses arising on foreign currency translation are included in the determination of operating results for the year.

g)	Risk Management

Foreign Exchange Risk
The Company is subject to foreign exchange risk for purchases denominated in foreign currencies.  The Company operates primarily in Canada and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates and the United States Dollar.  Foreign currency risk arises from the fluctuation of foreign exchange rates and the degree of volatility of these rates relative to the United States dollar.

Credit risk
The risk in cash accounts is managed through the use of a major financial institution which has high credit quality as determined by the rating agencies.  As at December 31, 2013, the Company does not have significant concentrations of credit exposure.

Interest rate risk
The Company has no significant exposure to interest rate fluctuation risk.

h)    Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis together with information on operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be reversed or settled.  Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date.  Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance.  A valuation allowance is applied when, in management's view, it is more likely than not that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, penalties or interest, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities.  Reserves for uncertain tax positions would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable.  As of December 31, 2013, the Company does not believe it has any uncertain tax positions that would result in the Company incurring a liability to tax authorities.

i)    Stock Based Compensation

The Company has a stock-based compensation plan which is described more fully in Note 6. The Company measures the compensation cost of stock options and other stock-based awards to officers, directors and consultants at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.

Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments, are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:
(1)  The date at which a commitment for performance by the counter party to earn the equity instruments is         established; or
(2)  The date at which the counter party's performance is complete.

j)    Comprehensive Income (Loss)

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive income or loss and its components in the financial statements. As at December 31, 2013 and 2012, the Company has no items that represent a comprehensive loss and has not included a schedule of comprehensive loss in these financial statements.

k)    Basic and Diluted Income (Loss) per Share

Basic net income (loss) per share is computed by dividing the net income (loss) attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the reporting period.  Diluted net income per common share includes the dilution that could occur upon the exercise of options and warrants to acquire common stock, computed using the treasury stock method which assumes that the increase in the number of shares is reduced by the number of shares that the Company could have repurchased with the proceeds from the exercise of options and warrants (which are assumed to have been made at the average market price of the common shares during the reporting period).

Common stock equivalents from stock options and warrants were excluded from the calculation of net loss per share for December 31, 2012 as their effect is anti-dilutive.

l)    Recently Adopted Accounting Policies

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial statements.